Intangible assets - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets				€ 0	€ 37	€ 1,654
Impairment					1,476
Book value	€ 58			€ 25	58
Licenses
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets		€ 1,600	$ 2
Estimated useful life		19 years	19 years
Impairment					1,500
Licenses | Patent and technology license agreement
Disclosure of detailed information about intangible assets [line items]
Impairment	1,500
Book value	€ 0				€ 0